Recapitalization (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 14, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Reverse Recapitalization [Line Items]
Issuance of shares (in Shares)	135,808,884
Percentage of issued and outstanding shares		7.00%
Holders own percentage		50.00%	50.00%
Reverse stock split		one for ten	one-for-ten
Common stock, shares authorized (in Shares)		250,000,000	250,000,000	250,000,000
Contributed capital (in Dollars)		$ 3,000,000	$ 3,000,000
Stock compensation expenses, percentage		4.00%	4.00%
Additional paid-in capital (in Dollars)		$ 93,353,412	$ 56,952,200	$ 43,457,937
AVRA [Member]
Reverse Recapitalization [Line Items]
Percentage of issued and outstanding shares		5.00%	5.00%
Net assets (in Dollars)		$ 0	$ 0
Additional paid-in capital (in Dollars)		$ 5,000,000	$ 5,000,000
SSII [Member]
Reverse Recapitalization [Line Items]
Percentage of voting shares		51.00%	51.00%
SS Innovations International, Inc. [Member]
Reverse Recapitalization [Line Items]
Issuance of shares (in Shares)		6,545,531	6,545,531
Retained shares percentage			5.00%
Retained shares percentage		5.00%
SS Innovations International, Inc. [Member] | Merger Agreement [Member]
Reverse Recapitalization [Line Items]
Issuance of shares (in Shares)		135,808,884	135,808,884
Percentage of issued and outstanding shares		95.00%	95.00%
Dr. Moll [Member]
Reverse Recapitalization [Line Items]
Percentage of issued and outstanding shares			7.00%
Andrew Economos [Member]
Reverse Recapitalization [Line Items]
Percentage of issued and outstanding shares		2.86%	2.86%
Series A Preferred Shares [Member]
Reverse Recapitalization [Line Items]
Newly designated (in Shares)		5,000	1,000
Common Stock [Member] | SS Innovations International, Inc. [Member]
Reverse Recapitalization [Line Items]
Common stock, shares authorized (in Shares)		250,000,000	250,000,000
Stock Split [Member]
Reverse Recapitalization [Line Items]
Reverse stock split		one-for-ten